Cost of sales (Tables)	9 Months Ended
Sep. 30, 2022
Cost of sales [abstract]
Schedule of cost of sales

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2022	2021	2022	2021
	$’000	$’000	$’000	$’000

Tower repairs and maintenance	25,134	18,524	68,391	55,177
Power generation	113,604	74,602	305,858	189,283
Short term site rental	2,380	4,342	11,356	8,302
Short term other rent	796	808	2,099	3,058
Vehicle maintenance and repairs	439	670	1,473	1,797
Site regulatory permits	8,593	12,181	26,634	27,831
Security services	12,375	8,900	31,713	27,319
Insurance	1,353	963	3,750	3,047
Staff costs	8,454	5,664	23,664	19,116
Travel costs	2,195	3,149	3,436	7,085
Professional fees	943	1,097	2,846	2,462
Depreciation (note 14)*	102,895	87,004	295,646	248,594
Amortization (note 15)	14,082	9,386	36,220	25,945
Net impairment of property, plant and equipment and prepaid land rent	3,099	41,556	1,768	44,369
Other	3,698	4,138	6,430	9,639
	300,040	272,984	821,284	673,024

Foreign exchange gains and losses on cost of sales are included in Other.

*      Presented net of related indirect tax receivable in Brazil of $0.8 million in 2022. Refer to note 14.